INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

NOTE 14 – INTANGIBLE ASSETS AND GOODWILL

14.1        Intangible assets other than goodwill

Intangible assets other than goodwill as of the end of each reporting period are detailed as follows:

	12-31-2018			12-31-2017
	Gross	Cumulative	Net	Gross	Cumulative	Net
Detail	Amount	Amortization	Amount	Amount	Amortization	Amount
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	661,285,834	(259,434)	661,026,400	656,411,004	(116,387)	656,294,617
Software	31,526,159	(24,160,202)	7,365,957	27,595,084	(21,087,741)	6,507,343
Others	728,198	(298,002)	430,196	511,470	(40,552)	470,918
Total	693,540,191	(24,717,638)	668,822,553	684,517,558	(21,244,680)	663,272,878
(1)

Correspond to the contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts. These production and distribution rights, and in conjunction with the assets that are part of the cash-generating units, are annually subjected to the impairment test. Such distribution rights are composed in the following manner and are not subject to amortization: except for the Monster rights that are amortized in the term of the agreement which is 4 years.

	12.31.2018	12.31.2017
Distribution rights	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	304,888,183	304,969,889
Brazil (Rio de Janeiro, Espirito Santo, Ribeirão Preto and the investments in Sorocaba and Leão Alimentos e Bebidas Ltda.)	181,583,404	187,695,738
Paraguay	172,594,328	162,825,074
Argentina (North and South)	1,960,485	803,916
Total	661,026,400	656,294,617

The movement and balances of identifiable intangible assets are detailed as follows:

	01-01-2018 to 12-31-2018				01-01-2017 to 12-31-2017
	Distribution				Distribution
Details	Rights	Rights	Software	Total	Rights		Rights	Software	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$	ThCh$

Opening balance	656,294,617	470,918	6,507,343	663,272,878	674,920,063		470,918	5,605,081	680,996,062
Additions	—	—	3,718,038	3,718,038	11,923,449	(1)	—	2,907,715	14,831,164
Amortization	(112,601)	(40,722)	(1,971,417)	(2,124,740)	(116,387)		—	(1,842,933)	(1,959,320)
Other increases (decreases) (2)	4,844,384		(888,007)	3,956,377	(30,432,508)		—	(162,520)	(30,595,028)
Total	661,026,400	430,196	7,365,957	668,822,553	656,294,617		470,918	6,507,343	663,272,878
(1)	Corresponds to distribution rights paid in Argentina, Paraguay and Chile resulting from the transaction in which The Coca-Cola Company acquired the “AdeS” business described in previous notes.
(2)	Mainly corresponds to the foreign currency effect of converting foreign subsidiaries’ distribution rights into the presentation currency.

14.2        Goodwill

Goodwill is considered as the excess acquisition cost over fair value of the group´s ownership interest in identifiable net assets of the acquired subsidiary at the acquisition date.

14.2.1     Measurement of recoverable goodwill value

Goodwill is annually reviewed but its recoverable value is checked during anticipated periods, if there are facts indicating a possible impairment. These signs may include new legal dispositions, changes in the economic environment affecting business operating performance indicators, movements in the competition, or the sale of a significant part of the cash-generating unit (CGU).

Management reviews business performance based on geographic segments. Goodwill is monitored by operating segment that includes different cash generating units of the operations in Chile, Brazil, Argentina and Paraguay. Impairment of distribution rights is geographically monitored at the CGU or group of cash generating units that correspond to specific territories for which Coca-Cola distribution rights have been acquired. These cash generating units or groups of cash generating units are composed by:

•	Regions in Chile (excluding Metropolitan Region, province of Rancagua and province of San Antonio)
•	Argentina North
•	Argentina South
•	Brazil (state of Rio de Janeiro and Espirito Santo)
•	Brazil (Ipiranga territories)
•	Brazil: (investment in the associate Sorocaba)
•	Brazil: (investment in the associate Leão Alimentos S.A.)
•	Paraguay

In order to check if goodwill has suffered an impairment loss, the company compares its book value with its recoverable value, and an impairment loss is recognized for the excess of the book value amount of the asset over its recoverable amount. To determine the recoverable values of the CGU, management considers the discounted cash flow method as the most appropriate method.

14.2.2     Main assumptions used in the annual test:

a.     Discount rate:

The real discount rate applied in the annual test carried out in December 2018 was estimated with the Capital Asset Pricing Model, which allows estimating a discount rate according to the risk level of the CGU in the country where it operates. A nominal discount rate before taxes is used according to the following table:

	Discount Rate	Discount Rate
	2017	2017
Argentina	21.2%	17.1%
Chile	8.1%	7.2%
Brazil	10.9%	9.6%
Paraguay	10.1%	9.1%

Management carries out the annual goodwill impairment test as of December 31 of each year for each CGU.

b.    Other assumptions

Financial projections to determine the present net value of future cash flows of the CGU are modelled based on the main historical variables , and the respective budgets approved by the CGU. In this sense, a conservative growth rate is used, which reach 3% for the soft drinks category and up to 7% for the less developed categories such as juices and water. Perpetuity growth rates between 1% and 2.5% are established by operation depending on the level of consumption maturity of the products at each operation are set beyond the fifth year of projection. In this sense, the variables of greater sensitivity in these projections correspond to discount rates applied in order to determine the net present value of projected flows, perpetuity growths and EBITDA margin considered in each CGU.

For purposes of sensitizing the impairment test, variations were made to the main variables used in the model. Following we present the ranges used for each of the modified variables:

-	Discount rate: Increase/decrease of up to 100bps as value in the rate with which the future flows are discounted to bring them to present value
-	Perpetuity: Increase/decrease of up to 75bps in the rate to calculate the perpetual growth of future flows
-	EBITDA margin: Increase/decrease of 100bps in the EBITDA margin of operations, which is applied per year for the projected periods, i.e. for the years 2019-2023

14.2.3     Conclusions

As a result of the annual test for 2018, no impairments have been identified in any of the CGUs assuming conservative EBITDA margin projections and in line with the markets’ history.  As of December 31, 2018, there have been no signs of impairment.

Despite the deterioration of the macroeconomic conditions experienced by the economies of the countries where the cash generating units develop their operations, recovery values from the impairment test were higher than the book values of assets.

14.2.4     Goodwill by business segment and country

Movement in Goodwill as of December 31, 2018 and December 31, 2017 is detailed as follows:

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2018	presentation currency	12.31.2018
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	73,509,080	(428,980)	73,080,100
Argentine operation	4,672,971	23,645,158	28,318,129
Paraguayan operation	6,913,143	414,778	7,327,921
Total	93,598,217	23,630,956	117,229,173

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2017	presentation currency	12.31.2017
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	81,145,834	(7,636,754)	73,509,080
Argentine operation	5,972,515	(1,299,544)	4,672,971
Paraguayan operation	7,298,133	(384,990)	6,913,143
Total	102,919,505	(9,321,288)	93,598,217